INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Less: Accumulated amortization	$ (538,907)	$ (394,596)
Intangible assets, net	241,212	401,549
Amortization expense	157,323	163,813	$ 175,807
Copyrights
INTANGIBLE ASSETS, NET
Intangible assets, gross	710,846	730,810
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 69,273	$ 65,335